SHAREHOLDERS EQUITY (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020
Venice Caregivers Foundation Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets	$ 1,520,000	$ 1,366,000	$ 1,366,000
Non-Current Assets	11,886,000	12,596,000	12,596,000
Total Assets	13,406,000	13,962,000	13,962,000
Current Liabilities	8,681,000	8,761,000	8,761,000
Non-Current Liabilities	9,481,000	9,350,000	9,350,000
Total Liabilities	18,162,000	18,111,000	18,111,000
Non-Controlling Interest	(4,756,000)	(4,149,000)	(4,149,000)
Revenues	4,816,000	2,246,000
Net (Loss) Income Attributable to Non-Controlling Interest	(608,000)	(886,000)
Venice Caregivers Foundation Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets		1,365,867	1,365,867	$ 1,233,188
Non-Current Assets		12,596,223	12,596,223	16,867,824
Total Assets		13,962,090	13,962,090	18,101,012
Current Liabilities		8,760,561	8,760,561	12,831,161
Non-Current Liabilities		9,350,037	9,350,037	11,196,585
Total Liabilities		18,110,598	18,110,598	24,027,746
Non-Controlling Interest		(4,148,508)	(4,148,508)	(5,926,734)
Revenues			9,247,506	10,949,458
Net (Loss) Income Attributable to Non-Controlling Interest			1,776,677	(6,132,528)
L A X Fund Two Group L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets	1,006,000	501,000,000	501,000,000
Non-Current Assets	3,433,000	2,865,000	2,865,000
Total Assets	4,439,000	3,366,000	3,366,000
Current Liabilities	13,611,000	10,302,000	10,302,000
Non-Current Liabilities	2,413,000	2,442,000	2,442,000
Total Liabilities	16,024,000	12,744,000	12,744,000
Non-Controlling Interest	(11,585,000)	(9,378,000)	(9,378,000)
Revenues
Net (Loss) Income Attributable to Non-Controlling Interest	(2,206,000)	(764,000)
L A X Fund Two Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets		500,648	500,648	811,025
Non-Current Assets		2,864,806	2,864,806	3,259,563
Total Assets		3,365,454	3,365,454	4,070,588
Current Liabilities		10,302,246	10,302,246	7,481,953
Non-Current Liabilities		2,442,330	2,442,330	2,662,078
Total Liabilities		12,744,576	12,744,576	10,144,031
Non-Controlling Interest		(9,379,122)	(9,379,122)	(6,073,443)
Revenues
Net (Loss) Income Attributable to Non-Controlling Interest			(3,308,795)	(3,777,079)
Natures Cure Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets	18,001,000	13,261,000	13,261,000
Non-Current Assets	5,012,000	4,958,000	4,958,000
Total Assets	23,013,000	18,219,000	18,219,000
Current Liabilities	3,662,000	2,778,000	2,778,000
Non-Current Liabilities	1,146,000	1,146,000	1,146,000
Total Liabilities	4,808,000	3,924,000	3,924,000
Non-Controlling Interest	18,205,000	14,295,000	14,295,000
Revenues	8,816,000	3,439,000
Net (Loss) Income Attributable to Non-Controlling Interest	3,911,000	1,103,000
Natures Cure Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets		13,260,675	13,260,675	6,639,231
Non-Current Assets		4,957,685	4,957,685	5,032,428
Total Assets		18,218,360	18,218,360	11,671,659
Current Liabilities		2,778,312	2,778,312	3,745,710
Non-Current Liabilities		1,146,320	1,146,320	1,146,322
Total Liabilities		3,924,632	3,924,632	4,892,032
Non-Controlling Interest		14,293,728	14,293,728	6,779,627
Revenues			14,620,618	13,976,810
Net (Loss) Income Attributable to Non-Controlling Interest			7,514,101	3,143,437
Vies Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets	20,527,000	15,128,000	15,128,000
Non-Current Assets	20,331,000	20,419,000	20,419,000
Total Assets	40,858,000	35,547,000	35,547,000
Current Liabilities	25,954,000	21,841,000	21,841,000
Non-Current Liabilities	13,040,000	12,938,000	12,938,000
Total Liabilities	38,994,000	34,779,000	34,779,000
Non-Controlling Interest	1,864,000	768,000	768,000
Revenues	13,632,000	5,685,000
Net (Loss) Income Attributable to Non-Controlling Interest	$ 1,097,000	(547,000)
Vies Total [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Assets		15,127,190	15,127,190	8,683,444
Non-Current Assets		20,418,714	20,418,714	25,159,815
Total Assets		35,545,904	35,545,904	33,843,259
Current Liabilities		21,841,119	21,841,119	24,058,824
Non-Current Liabilities		12,938,687	12,938,687	15,004,985
Total Liabilities		34,779,806	34,779,806	39,063,809
Non-Controlling Interest		$ 766,098	766,098	(5,220,550)
Revenues			23,868,124	24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest			$ 5,981,983	$ (6,766,170)